PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.6%
Asset-Backed Securities 53.5%
Automobiles 3.2%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 144A	9.892%	05/17/32	900	$900,404
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-05A, Class C, 144A	6.850	04/20/28	1,000	1,010,559
Series 2024-01A, Class C, 144A	6.480	06/20/30	700	704,334

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	8.935(c)	12/26/31	1,346	1,349,184
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	772	777,445
Series 2024-SN01, Class D, 144A	6.360	07/16/29	1,000	1,003,807

Huntington Bank Auto Credit-Linked Notes, Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.583(c)	05/20/32	1,600	1,599,961
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28	900	836,062
Series 2022-01A, Class D, 144A	5.900	12/16/30	1,100	1,085,634
Series 2023-01A, Class D, 144A	7.070	02/14/33	1,000	1,012,074
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	158	158,761
Series 2022-C, Class E, 144A	11.366	12/15/32	105	107,173
Series 2023-A, Class E, 144A	10.068	06/15/33	151	153,603
Series 2023-B, Class G, 144A	17.128	12/15/33	900	899,853
Series 2024-A, Class E, 144A	7.762	06/15/32	1,500	1,499,568

Santander Bank NA, Series 2021-01A, Class D, 144A	5.004	12/15/31	600	596,263
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27	750	716,583
				14,411,268
Collateralized Loan Obligations 46.1%
Allegro CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	07/20/32	500	500,176
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class BR3, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.381(c)	04/28/37	3,124	3,147,454
Series 2016-09A, Class BR2, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.340(c)	07/15/32	2,000	2,007,800

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.293%(c)	07/22/37		2,000	$2,000,000
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.760(c)	07/15/34		500	501,388
Series 2021-19A, Class B1, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.440(c)	10/15/34		1,075	1,080,315

Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.647(c)	01/22/38	EUR	1,000	1,081,157
Ares European CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	4.686(c)	10/15/31	EUR	2,540	2,719,119
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.686(c)	07/26/31		481	481,522
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.979(c)	07/15/30		500	501,121
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.256(c)	04/15/35	EUR	750	789,994
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	10/17/32		750	750,000
Bain Capital Euro CLO DAC (Ireland), Series 2018-02A, Class AR, 144A, 3 Month EURIBOR + 0.740% (Cap N/A, Floor 0.740%)	4.637(c)	01/20/32	EUR	1,130	1,204,225
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	01/20/32		497	497,285
Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.682(c)	07/25/35	EUR	2,000	2,138,591
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.691(c)	04/24/34	EUR	2,200	2,344,454
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.325(c)	04/20/35		825	831,721
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.325(c)	10/20/35		1,150	1,185,065

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Barrow Hanley CLO Ltd. (Cayman Islands), (cont’d.)
Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	9.474%(c)	04/20/37		1,250	$1,265,090
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.659(c)	07/18/30		334	333,837
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.690(c)	07/15/31		2,312	2,316,543
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.755(c)	01/25/35		500	500,816
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	7.671(c)	05/17/31		500	502,732
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.643(c)	03/09/34		2,000	2,000,000

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.609(c)	01/17/32		727	728,821
BlueMountain CLO Ltd. (Cayman Islands), Series 2021-32A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.760(c)	10/15/34		4,000	4,003,690
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.456(c)	01/15/33	EUR	1,500	1,601,223
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.606(c)	07/15/34	EUR	5,125	5,443,880
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.656(c)	10/15/35	EUR	500	534,373

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.435(c)	01/20/32		2,000	2,000,000
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.578(c)	11/15/31	EUR	1,020	1,091,300
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.525(c)	01/20/35		1,000	1,002,563
Carysfort Park CLO DAC (Ireland), Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.114(c)	07/28/34	EUR	2,000	2,109,438

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Cathedral Lake Ltd. (Cayman Islands), Series 2021-07RA, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.192%(c)	01/15/32		3,000	$3,000,000
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	07/20/31		350	350,305
Series 2018-08A, Class DR, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	9.333(c)	07/15/37		2,000	2,020,396

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.956(c)	01/15/34	EUR	1,500	1,605,549
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/17/31		709	708,507
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.656(c)	04/20/34		2,180	2,181,090

Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.854(c)	04/20/37		4,000	4,002,248
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.974(c)	01/25/37		2,400	2,443,467
Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	9.524(c)	01/25/37		1,000	1,000,034

Crosthwaite Park CLO DAC (Ireland), Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.319(c)	03/15/34	EUR	1,500	1,606,428
Crown City CLO (Cayman Islands), Series 2023-05A, Class C1AR, 144A, 3 Month SOFR + 4.100% (Cap N/A, Floor 4.100%)	9.422(c)	04/20/37		1,500	1,509,199
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class B1RR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.128(c)	08/15/32	EUR	2,500	2,661,091
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	4.349(c)	09/15/31	EUR	2,118	2,254,650
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.672(c)	05/22/32	EUR	3,978	4,246,916

Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-01A, Class A13R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.840(c)	01/15/34		800	801,875

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.820%(c)	10/15/29		10	$9,761
Series 2021-12A, Class BR, 144A, 3 Month SOFR + 2.170% (Cap N/A, Floor 2.170%)	7.494(c)	04/20/37		1,500	1,501,480
Series 2021-12A, Class D1AR, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)	9.624(c)	04/20/37		1,500	1,502,716

Elmwood CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	10/20/34		2,500	2,507,686
Gallatin CLO Ltd. (Bermuda), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	8.379(c)	10/14/35		1,000	1,013,379
Greywolf CLO Ltd. (Cayman Islands), Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)	6.875(c)	04/15/33		750	751,539
Harvest CLO DAC (Ireland), Series 32A, Class D, 144A, 3 Month EURIBOR + 3.600% (Cap N/A, Floor 3.600%)	7.298(c)	07/25/37	EUR	2,000	2,141,900
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.501(c)	05/27/34	EUR	750	801,030
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.819(c)	07/18/38	EUR	3,000	3,212,850

Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.537(c)	04/28/37		4,000	4,019,028
HPS Loan Management Ltd. (Cayman Islands),
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	6.461(c)	10/15/30		3,750	3,750,094
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.726(c)	04/20/34		5,750	5,762,731

ICG Euro CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.706(c)	10/15/34	EUR	1,500	1,601,927
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A2, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 0.000%)	7.389(c)	01/16/33		2,000	1,999,000
Invesco Euro CLO (Ireland), Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.556(c)	07/15/34	EUR	3,250	3,466,995

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Invesco Euro CLO DAC (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.606%(c)	04/15/33	EUR	2,000	$2,119,061
Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	5.186(c)	04/15/31	EUR	500	526,672
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.529(c)	07/18/30		319	319,455
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.429(c)	04/15/37		3,000	3,027,547

LCM Ltd. (Cayman Islands), Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.236(c)	07/20/34		350	348,621
Madison Park Euro Funding DAC (Ireland), Series 13A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.656(c)	01/15/32	EUR	4,445	4,738,042
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.619(c)	10/15/32		1,500	1,500,750
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.699(c)	07/17/34		750	752,191

Marble Point CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.819(c)	10/17/34		500	500,984
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.386(c)	04/21/31		250	251,245
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.630(c)	07/15/29		143	142,707
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	6.653(c)	10/23/34		2,500	2,500,000

Monument CLO DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	8.102(c)	05/15/37	EUR	3,000	3,215,189
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.370(c)	07/15/31		750	749,988
Nassau Euro CLO DAC (Ireland), Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	7.661(c)	07/20/38	EUR	2,000	2,141,900

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.432%(c)	07/20/37		3,500	$3,502,919
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class BRR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.789(c)	09/16/31		2,000	2,005,084
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	10.289(c)	09/16/31		1,500	1,511,211
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.696(c)	04/22/30		250	250,159
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.750(c)	07/15/34		1,100	1,101,022

Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.589(c)	04/17/30		1,692	1,693,383
Ocean Trails CLO Ltd. (United Kingdom), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.822(c)	01/15/37		3,000	3,041,014
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	9.821(c)	04/20/37		1,000	1,017,548
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.725(c)	01/20/35		1,000	1,005,291
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.475(c)	01/20/35		1,000	1,004,800

Palmer Square European CLO DAC (Ireland), Series 2023-02A, Class B2, 144A	6.700	10/15/36	EUR	1,250	1,342,917
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.429(c)	04/15/31		1,877	1,878,273
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.586(c)	10/20/31		625	625,623
Penta CLO DAC (Ireland), Series 2017-03A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.688(c)	04/17/35	EUR	1,000	1,069,102
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.790(c)	07/15/34		2,000	2,003,452

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.845%(c)	01/20/36		1,500	$1,504,331
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.766(c)	10/20/34		1,000	1,000,911
Rockford Tower Europe CLO DAC (Ireland),
Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.950(c)	04/24/37	EUR	1,000	1,073,318
Series 2018-01A, Class DR, 144A, 3 Month EURIBOR + 4.300% (Cap N/A, Floor 4.300%)	8.150(c)	04/24/37	EUR	1,250	1,345,746
Series 2019-01A, Class B2, 144A	2.200	01/20/33	EUR	900	879,421
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.147(c)	04/20/34	EUR	2,000	2,109,939

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	6.464(c)	07/25/31		4,000	4,002,012
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.628(c)	04/20/33		3,000	3,001,512
Signal Peak CLO Ltd., Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.876(c)	04/25/37		3,600	3,614,404
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.115(c)	01/20/37		1,000	1,007,114
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.656(c)	01/26/31		544	545,064
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.658(c)	10/23/31		2,200	2,203,458
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.624(c)	10/26/31		4,000	4,014,367

St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	724,823
Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.282(c)	10/20/33		2,000	2,000,000
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.175(c)	10/20/32		1,000	1,000,141

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.726%(c)	01/20/31		406	$406,893
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.732(c)	07/25/34	EUR	3,000	3,212,394
Series 08A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	5.735(c)	04/15/35		2,000	2,141,900

Trimaran Cavu Ltd., Series 2019-01A, Class B, 144A, 3 Month SOFR + 2.462% (Cap N/A, Floor 2.200%)	7.786(c)	07/20/32		500	500,662
Trinitas CLO Ltd. (Cayman Islands), Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.785(c)	07/20/35		1,000	1,001,266
Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.578(c)	04/25/37		2,500	2,525,686
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.850(c)	01/15/32		1,750	1,755,057
Series 2024-49A, Class AJ, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	7.128(c)	04/20/37		800	799,915

Wellfleet CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.539(c)	04/15/33		2,000	2,000,000
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A2R2, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.090(c)	10/15/34		500	500,677
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	8.981(c)	04/16/36		2,000	2,028,749
					206,415,474
Consumer Loans 1.3%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1D, 144A	6.890	02/15/29		1,000	1,003,255
Series 2024-A, Class 1E, 144A	9.170	02/15/29		900	902,452

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550%	10/14/34	1,180	$1,162,335
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,574,970
				5,643,012
Credit Cards 0.1%
Master Credit Card Trust II (Canada), Series 2022-01A, Class C, 144A	2.270	07/21/26	500	488,421
Equipment 0.1%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	500	504,057
Home Equity Loans 1.5%
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.434(c)	05/25/54	705	710,853
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.034(c)	10/25/54	1,800	1,803,383

Towd Point Mortgage Trust, Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	3,952	3,956,607
				6,470,843
Other 0.9%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55	460	465,693
Series 2023-04C, Class A, 144A	6.480	03/20/57	949	957,422
Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,300	2,301,408

Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	8.993(c)	10/16/25	150	148,454
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	301	304,166
				4,177,143

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.0%
TFS (Spain),
Series 2018-03^	0.000%(s)	04/16/40	EUR	—(r)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.088(c)	03/15/26	EUR	202	162,053
					162,054
Student Loans 0.3%
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	8.085(c)	06/25/47		855	863,814
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		1,007	245,747
					1,109,561

Total Asset-Backed Securities (cost $238,007,015)					239,381,833
Commercial Mortgage-Backed Securities 22.3%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35		520	400,126
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35		200	149,895
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35		100	72,947

BANK, Series 2021-BN38, Class A1	1.274	12/15/64		541	511,437
BANK5,
Series 2023-05YR02, Class XA, IO	0.774(cc)	07/15/56		49,905	950,929
Series 2023-05YR03, Class XD, IO, 144A	3.559(cc)	09/15/56		9,000	1,048,291
Series 2023-05YR04, Class XD, IO, 144A	3.858(cc)	12/15/56		4,500	573,080
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36		100	89,894
Series 2016-ETC, Class C, 144A	3.391	08/14/36		100	87,408
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36		250	204,029
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38		1,000	881,375
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		1,000	865,682
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		990	826,936
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.583(c)	10/15/37		6,660	6,654,471
Series 2024-05C25, Class XD, IO, 144A	3.377(cc)	03/15/57		14,404	1,740,780
Series 2024-C24, Class XB, IO	1.571(cc)	02/15/57		5,200	504,972

Benchmark Mortgage Trust, Series 2024-V06, Class XD, IO	3.502(cc)	12/15/28		8,634	1,107,404

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	7.889%(c)	07/15/41		3,900	$3,890,097
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.989(c)	08/15/26		5,630	5,615,925
BMO Mortgage Trust,
Series 2023-05C02, Class XD, IO, 144A	2.485(cc)	11/15/56		9,500	776,882
Series 2024-05C03, Class XD, IO, 144A	3.088(cc)	02/15/57		12,604	1,402,326
Series 2024-05C04, Class XD, IO, 144A	3.004(cc)	05/15/57		5,500	574,211
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)	6.593(c)	09/15/38		355	349,231
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	7.143(c)	09/15/38		50	49,188
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	7.793(c)	09/15/38		761	747,683
Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38		2,000	2,049,467

BX Commercial Mortgage Trust, Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.369(c)	01/17/39		1,010	978,806
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.419(c)	03/15/41		1,800	1,797,750
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	7.460(c)	07/15/29		5,400	5,374,687

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A3	3.839	12/10/54		1,000	952,744
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4	3.471	10/12/50		400	376,834
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48		3,200	3,151,705
Series 2016-COR01, Class A3	2.826	10/10/49		1,900	1,798,914

Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 144A	3.304	09/15/37		2,679	2,388,029
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48		3,730	3,630,767
Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	60,910

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.625(c)	05/15/35		1,500	1,474,504
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	7.241(c)	08/07/30	GBP	124	156,896

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Deco DAC (United Kingdom), (cont’d.)
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.841%(c)	08/07/30	GBP	58	$70,360

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35		350	301,692
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.626(cc)	06/10/39		1,830	1,831,050
Series 2024-ELM, Class D15, 144A	6.674(cc)	06/10/39		1,750	1,751,003
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.756(cc)	11/25/25		2,086	13,902
Series K058, Class X1, IO	1.032(cc)	08/25/26		3,420	53,424

FREMF Mortgage Trust, Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		91,318	119,681
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	8.993(c)	10/15/36		1,950	1,864,165
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	9.993(c)	10/15/36		140	133,768

ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)	7.574(c)	10/15/39		1,190	1,182,562
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4	3.801	09/15/47		1,459	1,454,633
Series 2014-C23, Class A5	3.934	09/15/47		1,052	1,047,042
Series 2014-C26, Class A4	3.494	01/15/48		4,350	4,303,442
Series 2015-C33, Class XB, IO	0.516(cc)	12/15/48		1,620	7,055

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		600	273,371
Last Mile Logistics Pan Euro Finance DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.716(c)	08/17/33	EUR	98	103,017
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.919(c)	06/15/26		3,120	3,098,550
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	8.044(c)	04/15/38		252	248,992
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4	3.338	03/15/48		1,000	980,004
Series 2015-C21, Class XB, IO, 144A	0.404(cc)	03/15/48		10,000	16,097
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A	3.170	11/10/36		1,270	1,210,676
Series 2019-MEAD, Class D, 144A	3.283(cc)	11/10/36		1,550	1,415,597

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2019-MEAD, Class E, 144A	3.283%(cc)	11/10/36		525	$468,976
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.143(c)	03/15/36		5,000	4,856,895
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.393(c)	03/15/36		1,500	1,436,246
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.543(c)	03/15/36		1,000	947,732
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.943(c)	03/15/36		850	798,959
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.193(c)	03/15/36		400	373,616

One New York Plaza Trust, Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.693(c)	01/15/36		600	571,940
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	2,000	2,460,191
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	8.068(c)	11/15/38		249	247,464
Taurus DAC (United Kingdom),
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.834(c)	05/17/31	GBP	248	312,220
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.334(c)	08/17/31	GBP	160	201,867

UK Logistics DAC (United Kingdom), Series 2024-01A, Class B, 144A, SONIA + 2.550% (Cap N/A, Floor 0.000%)	7.785(c)	05/17/34	GBP	1,850	2,339,387
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.563(cc)	12/15/48		6,400	37,631
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.843(c)	05/15/31		1,100	1,052,752
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.943(c)	05/15/31		690	644,681
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.943(c)	05/15/31		1,000	911,277
Series 2024-01CHI, Class D, 144A	6.708(cc)	07/15/35		3,200	3,155,453
Series 2024-01CHI, Class E, 144A	7.574(cc)	07/15/35		3,500	3,451,182

Total Commercial Mortgage-Backed Securities (cost $100,145,049)					100,015,764

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 1.8%
Banks 1.7%
Bank of America Corp., Jr. Sub. Notes, Series MM	4.300%(ff)	01/28/25(oo)	3,150	$3,095,053
Citigroup, Inc., Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	3,255	3,182,963
JPMorgan Chase & Co., Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	1,500	1,459,171
				7,737,187
Media 0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $72,188; purchased 01/23/20)(f)	6.625	08/15/27(d)	75	1,500
Sec’d. Notes, 144A (original cost $17,188; purchased 01/31/24)(f)	5.375	08/15/26(d)	250	5,431
				6,931
Pipelines 0.1%
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	140	138,517

Total Corporate Bonds (cost $7,857,958)				7,882,635
Floating Rate and Other Loans 0.2%
Auto Parts & Equipment 0.1%
Tenneco, Inc., Term B Loan, 1 Month SOFR + 5.100%	10.430(c)	11/17/28	350	334,875
Commercial Services 0.1%
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month SOFR + 1.750%	7.330(c)	08/11/25	318	307,779
Electric 0.0%
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%^	10.835(c)	07/20/28	13	12,730

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment 0.0%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.985%(c)	02/10/27	292	$213,740
Media 0.0%
Diamond Sports Group LLC,
Dip Term Loan	—(p)	12/02/24	46	64,449
First Lien Term Loan, 1 Month SOFR + 10.100%	15.429(c)	05/25/26	22	20,649
Second Lien Term Loan	8.175	08/24/26	459	8,729
				93,827
Telecommunications 0.0%
GTT Communications, Inc., Closing Date Term Loan, 3 Month SOFR + 9.100%	14.435(c)	06/30/28	1	492

Total Floating Rate and Other Loans (cost $1,227,614)				963,443
Residential Mortgage-Backed Securities 19.8%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.336(c)	07/01/26	470	470,383
Bellemeade Re Ltd., Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.035(c)	01/26/32	510	522,850
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A2, 144A	4.197(cc)	02/25/63	593	501,148
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	180	125,018
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	40,503
Series 2024-RP02, Class B3, PO, 144A	12.094(s)	02/25/63	165	19,247
Series 2024-RP02, Class B4, PO, 144A	16.197(s)	02/25/63	299	23,450
Series 2024-RP02, Class M1, 144A	4.197(cc)	02/25/63	399	319,758
Series 2024-RP02, Class M2, 144A	0.000(cc)	02/25/63	304	235,816
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	18	15,106
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	9,788	11,497
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.435(c)	10/25/41	650	668,977
Series 2021-R03, Class 1M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.985(c)	12/25/41	800	805,497
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.235(c)	12/25/41	100	101,188

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.585%(c)	03/25/42	3,000	$3,332,236
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.585(c)	03/25/42	620	672,473
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.435(c)	03/25/42	380	395,816
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.135(c)	06/25/42	5,800	6,572,456
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.935(c)	07/25/42	3,520	3,872,273
Series 2023-R01, Class 1M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.085(c)	12/25/42	120	128,544
Series 2023-R02, Class 1B1, 144A, 30 Day Average SOFR + 5.550% (Cap N/A, Floor 0.000%)	10.885(c)	01/25/43	8,000	8,849,077
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.435(c)	06/25/43	600	634,022
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.035(c)	07/25/43	500	522,428
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.035(c)	10/25/33	80	79,944
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.335(c)	09/26/33	400	402,619
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.414% (Cap N/A, Floor 0.000%)	7.750(c)	01/25/50	900	919,125
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)	7.950(c)	02/25/50	1,000	1,038,750
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.335(c)	12/25/50	750	812,789
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.985(c)	01/25/51	870	922,410
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.735(c)	08/25/33	1,250	1,396,769
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.835(c)	10/25/33	100	112,564
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.385(c)	01/25/34	490	523,750
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.185(c)	01/25/42	620	626,959
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.735(c)	02/25/42	2,300	2,357,437
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.235(c)	04/25/42	1,830	1,901,918

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA03, Class M2, 144A, 30 Day Average SOFR + 4.350% (Cap N/A, Floor 0.000%)	9.685%(c)	04/25/42	7,000	$7,473,620
Series 2022-DNA05, Class M2, 144A, 30 Day Average SOFR + 6.750% (Cap N/A, Floor 0.000%)	12.085(c)	06/25/42	6,500	7,368,246

GS Mortgage-Backed Securities Trust, Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.935(c)	08/25/54	5,856	5,887,427
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	472	471,761
Series 2021-SL02, Class A, 144A	1.875	10/25/68	459	455,591

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.235(c)	04/25/34	800	815,441
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.210(c)	05/30/25	1,275	1,276,129
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.835(c)	05/25/33	3,879	3,888,647
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.685(c)	03/29/27	4,877	4,873,359

PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.095(c)	12/25/27	5,000	5,000,000
PRPM, Series 2024-03, Class A1, 144A	6.994	05/25/29	3,948	3,961,101
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.035(c)	11/25/31	300	306,746
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.035(c)	07/25/33	450	455,967
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	2,948	2,975,226
Series 2024-CES04, Class A1A, 144A	6.147	06/25/44	3,476	3,498,163

Total Residential Mortgage-Backed Securities (cost $87,390,184)				88,642,221

Shares
Common Stocks 0.0%
Oil, Gas & Consumable Fuels
Heritage Power LLC*^	1,852	50,930

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Heritage Power LLC*^	81	$2,227
Heritage Power LLC*^	2,132	1,066

Total Common Stocks (cost $20,254)		54,223

Total Long-Term Investments (cost $434,648,074)		436,940,119

Short-Term Investment 4.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.559%) (cost $18,784,741)(wb)	18,784,741	18,784,741

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 101.8% (cost $453,432,815)		455,724,860
Liabilities in excess of other assets(z) (1.8)%		(8,241,799)

Net Assets 100.0%		$447,483,061

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BOA—Bank of America, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
OTC—Over-the-counter
PO—Principal Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $699,632 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $89,376. The aggregate value of $6,931 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
160	3 Month CME SOFR	Sep. 2024	$37,861,000	$(23,293)
Short Positions:
120	2 Year U.S. Treasury Notes	Sep. 2024	24,506,250	(57,669)
10	5 Year Euro-Bobl	Sep. 2024	1,247,014	(13,450)
241	5 Year U.S. Treasury Notes	Sep. 2024	25,685,329	(90,461)
8	10 Year Euro-Bund	Sep. 2024	1,127,668	(13,201)
7	10 Year U.S. Treasury Notes	Sep. 2024	769,891	(6,681)
11	10 Year U.S. Ultra Treasury Notes	Sep. 2024	1,248,844	(11,406)
20	20 Year U.S. Treasury Bonds	Sep. 2024	2,366,250	(19,349)
3	Euro Schatz Index	Sep. 2024	339,598	(1,609)
				(213,826)
				$(237,119)

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	TD	GBP	4,276	$5,427,643	$5,405,379	$—	$(22,264)
Euro,
Expiring 07/02/24	JPM	EUR	63,247	67,754,653	67,746,845	—	(7,808)
				$73,182,296	$73,152,224	—	(30,072)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	BOA	GBP	4,276	$5,441,250	$5,405,379	$35,871	$—
Expiring 08/02/24	TD	GBP	4,276	5,428,541	5,406,474	22,067	—
Euro,
Expiring 07/02/24	BOA	EUR	2,568	2,793,472	2,751,208	42,264	—
Expiring 07/02/24	JPM	EUR	57,679	62,835,498	61,782,198	1,053,300	—
Expiring 07/02/24	JPM	EUR	3,000	3,211,741	3,213,439	—	(1,698)
Expiring 08/02/24	HSBC	EUR	965	1,035,884	1,035,381	503	—
Expiring 08/02/24	JPM	EUR	63,247	67,853,616	67,850,059	3,557	—
Expiring 08/02/24	SSB	EUR	1,468	1,570,844	1,574,656	—	(3,812)
				$150,170,846	$149,018,794	1,157,562	(5,510)
						$1,157,562	$(35,582)
Credit default swap agreement outstanding at June 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/24	0.500%(T)	397	*	$242	$(3)	$245	GSI
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,135	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	$—	$(3,292)	$(3,292)
2,135	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	15,407	15,407
5,215	05/13/27	4.497%(A)	1 Day SOFR(1)(A)/ 5.330%	(1,662)	(15,381)	(13,719)
3,245	05/13/29	4.253%(A)	1 Day SOFR(2)(A)/ 5.330%	3,847	21,322	17,475
				$2,185	$18,056	$15,871

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).